Share Capital and Capital reserve - Narrative (Details) $ / shares in Units, € in Millions, $ in Millions							9 Months Ended
	Sep. 16, 2020 EUR (€)	Sep. 16, 2020 USD ($)	Aug. 17, 2020 USD ($)	Feb. 02, 2020 $ / shares	Jan. 02, 2020 shares	Jun. 14, 2019	Sep. 30, 2020 EUR (€) shares	Sep. 30, 2020 USD ($) shares $ / shares	Sep. 30, 2019 EUR (€)	Dec. 31, 2019 $ / shares
Disclosure of classes of share capital [line items]
Percentage increase in dividend price				20.00%	20.00%
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares				$ 16.7538				$ 21.7289
Preference shares, dividend payment terms, weighted average share price, minimum term required							10 days	10 days
Share repurchase programme | $			$ 500.0					$ 300.0
Proceeds from sale or issue of treasury shares	€ 389.3	$ 460.6					€ 88.6	96.9
Transaction costs	1.9						0.1
Vesting of Non-Executive Restricted Stock award							0.0		€ (0.2)
Share repurchase programme | $			$ 500.0					300.0
Proceeds from sale or issue of treasury shares	389.3	$ 460.6					88.6	$ 96.9
Transaction costs	€ 1.9						€ 0.1
Restricted shares
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares							1,910,561	1,910,561
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement						39,370	25,791	25,791
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Restricted shares
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares							49,196	49,196
Vesting of Non-Executive Restricted Stock award							€ 0.6
Ordinary shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares								$ 10.00
Ordinary shares | Founder Entities
Disclosure of classes of share capital [line items]
Founder preferred shares annual dividend amount (in shares) | shares					6,421,074
Founder Preferred shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares								$ 10.00		$ 10.00